Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Trading Symbol	CMLP
Entity Registrant Name	Crestwood Midstream Partners LP
Entity Central Index Key	0001304464
Entity Filer Category	Non-accelerated Filer
Crestwood Equity Partners LP
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Entity Registrant Name	Crestwood Equity Partners LP
Entity Central Index Key	0001136352
Entity Filer Category	Large Accelerated Filer